Non-current assets and liabilities held for sales and discontinued operations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Total assets	$ 89,442	$ 92,007
Liabilities
Total liabilities	54,136	$ 57,186
Held for sale and discontinued operations
Assets
Accounts receivable	11
Inventories	179
Taxes	381
Investments	377
Other assets	28
Total assets	976
Liabilities
Suppliers and contractors	120
Other liabilities	235
Total liabilities	355
Net non-current assets held for sale	621
Coal. | Discontinued operations
Assets
Inventories	167
Taxes	364
Other assets	21
Total assets	552
Liabilities
Suppliers and contractors	110
Other liabilities	232
Total liabilities	342
Net non-current assets held for sale	210
Manganese Held for sale
Assets
Accounts receivable	11
Inventories	12
Taxes	17
Other assets	1
Total assets	41
Liabilities
Suppliers and contractors	10
Other liabilities	3
Total liabilities	13
Net non-current assets held for sale	28
Other Assets Disposal Group Held For Sale
Assets
Investments	377
Other assets	6
Total assets	383
Liabilities
Net non-current assets held for sale	$ 383